Warrants and founders' warrants - Share-based compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Disclosure [Line Items]
Expense for the period	€ 3,730	€ 787
Sub-total	3,422	785
Social contribution	308	2
Total	3,730	787
Current Payables On Social Security	310
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrant Disclosure [Line Items]
Probable cost of the plan	153	153
Cumulative expenses beginning of period	153	153
Cumulative expense to date	153	153
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	347	347
Cumulative expenses beginning of period	347	347
Cumulative expense to date	347	347
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	369	369
Cumulative expenses beginning of period	369	369
Cumulative expense to date	369	369
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	640	674
Cumulative expenses beginning of period	447
Expense for the period	124	447
Cumulative expense to date	570	447
Total	124	447
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	320	356
Cumulative expenses beginning of period	52
Expense for the period	62	52
Cumulative expense to date	113	52
Total	62	52
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	218	508
Cumulative expenses beginning of period	257
Expense for the period	84	257
Cumulative expense to date	341	257
Total	84	257
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	435	284
Cumulative expenses beginning of period	1
Expense for the period	42	1
Cumulative expense to date	43	1
Total	42	1
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrant Disclosure [Line Items]
Probable cost of the plan	419
Expense for the period	169
Cumulative expense to date	169
Total	169
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrant Disclosure [Line Items]
Probable cost of the plan	838
Expense for the period	339
Cumulative expense to date	339
Total	339
Founders share warrants | Free shares 2020
Warrant Disclosure [Line Items]
Probable cost of the plan	2,311	2,311
Cumulative expenses beginning of period	28
Expense for the period	1,155	28
Cumulative expense to date	1,184	28
Total	1,155	€ 28
Free share warrants | Free shares 2021
Warrant Disclosure [Line Items]
Probable cost of the plan	4,936
Expense for the period	1,447
Cumulative expense to date	1,447
Total	€ 1,447